SCHEDULE OF INVESTMENTS (000)*

December 31, 2021 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

COMMON STOCK

Australia — 6.2%

GrainCorp Ltd., Class A	107,104	$641

Harvey Norman Holdings Ltd.	146,732	526

Healius Ltd.	142,727	546

JB Hi-Fi Ltd.	18,583	651

Metcash Ltd.	257,630	841

New Hope Corp. Ltd.	150,265	243

		3,448

Brazil — 1.2%

Cia de Saneamento de Minas Gerais - COPASA	128,200	293

JHSF Participacoes S.A.	375,600	376

		669

Canada — 8.3%

AGF Management Ltd., Class B	113,458	743

Artis [1]	48,100	451

Canfor Corp. [2]	46,900	1,180

Celestica Inc. [2]	20,300	225

Crescent Point Energy Corp.	115,800	613

Interfor Corp.	39,400	1,252

Minto Apartment [1]	9,400	161

		4,625

China — 2.1%

Huaxin Cement Co. Ltd., Class B	332,980	613

West China Cement Ltd.	1,182,000	210

Yangzijiang Shipbuilding Holdings Ltd.	367,700	365

		1,188

Denmark — 1.3%

D/S Norden A/S	10,801	273

Per Aarsleff Holding A/S	3,901	182

Scandinavian Tobacco Group A/S	13,001	271

		726

France — 0.9%

Fnac Darty S.A.	4,631	302

Television Francaise [1]	18,858	186

		488

Germany — 2.2%

Bilfinger SE	8,719	293

Hornbach Holding AG & Co. KGaA	1,696	253

Kloeckner & Co. SE [2]	26,794	324

Wuestenrot & Wuerttembergische AG	19,046	381

		1,251

Hong Kong — 2.0%

Kerry Properties Ltd.	168,165	438

Pacific Basin Shipping Ltd.	1,466,000	538

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2021 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

Hong Kong — (continued)

Texhong Textile Group Ltd.	115,500	$152

		1,128

India — 7.1%

CESC Ltd.	193,715	228

Jindal Steel & Power Ltd. [2]	138,250	701

KPIT Technologies Ltd.	120,419	992

National Aluminium Co. Ltd.	727,285	987

Oil India Ltd.	88,825	237

Power Finance Corp. Ltd.	522,705	841

		3,986

Indonesia — 2.1%

Bukit Asam Tbk PT	1,949,500	371

Erajaya Swasembada Tbk PT	4,991,900	210

Golden Agri-Resources Ltd.	1,152,900	209

Indo Tambangraya Megah Tbk PT	266,700	381

		1,171

Israel — 1.5%

Inmode Ltd. [2]	7,029	496

ZIM Integrated Shipping Services Ltd.	6,000	353

		849

Italy — 2.5%

Azimut Holding SpA	11,326	315

Banca IFIS SpA	9,480	182

Esprinet SpA	15,850	231

Unipol Gruppo SpA	119,536	643

		1,371

Japan — 19.0%

Akatsuki Inc.	6,500	163

BML Inc.	4,600	143

Cosmo Energy Holdings Co. Ltd.	21,600	422

Credit Saison Co. Ltd.	51,400	540

Daiwabo Holdings Co. Ltd.	27,600	441

EDION Corp.	35,500	331

Fujikura Ltd. [2]	68,600	337

H.U. Group Holdings Inc.	11,600	294

Hanwa Co. Ltd.	7,900	224

Hosiden Corp.	15,900	159

IDOM Inc.	29,800	187

Kandenko Co. Ltd.	20,500	153

Kawasaki Kisen Kaisha Ltd. [2]	18,300	1,104

Kintetsu World Express Inc.	12,600	327

Komeri Co. Ltd.	9,200	205

K’s Holdings Corp.	48,800	474

Kumagai Gumi Co. Ltd.	10,000	249

Mirait Holdings Corp.	16,800	277

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2021 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

Japan — (continued)

Mitsui OSK Lines Ltd.	5,500	$409

Mixi Inc.	14,400	252

Nippon Electric Glass Co. Ltd.	25,200	646

Nippon Television Holdings Inc.	33,900	344

Nishimatsuya Chain Co. Ltd.	20,800	249

Nissha Co. Ltd.	9,700	141

Seino Holdings Co. Ltd.	17,500	177

Shimamura Co. Ltd.	11,500	965

Sojitz Corp.	74,700	1,122

Transcosmos Inc.	8,900	254

		10,589

Netherlands — 2.1%

ASR Nederland NV	25,771	1,180

Norway — 2.1%

BW LPG Ltd.	41,776	236

Europris ASA	30,240	241

FLEX LNG Ltd.	13,035	290

Golden Ocean Group Ltd.	46,804	421

		1,188

Poland — 0.3%

Asseco Poland S.A.	7,008	149

Singapore — 0.6%

Yanlord Land Group Ltd.	372,800	306

South Korea — 8.2%

AfreecaTV Co. Ltd.	4,177	710

BNK Financial Group Inc.	100,283	707

Daesang Corp.	10,738	210

DGB Financial Group Inc.	49,653	391

DL E&C Co. Ltd. [2]	1,769	177

Hanwha Corp.	16,283	429

Hyosung TNC Corp.	800	350

JB Financial Group Co. Ltd.	30,055	211

Korea Real Estate Investment & Trust Co. Ltd.	76,055	167

LX INTERNATIONAL CORP	9,926	220

Meritz Fire & Marine Insurance Co. Ltd.	11,682	329

Posco International Corp.	36,844	695

		4,596

Sweden — 4.5%

Arjo AB	31,591	386

Samhallsbyggnadsbolaget i Norden AB	37,404	274

SSAB AB, Class B [2]	227,190	1,139

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2021 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

Sweden — (continued)

Thule Group AB	12,121	$730

		2,529

Switzerland — 0.7%

ALSO Holding AG [2]	1,265	413

Taiwan — 10.0%

AmTRAN Technology Co. Ltd.	991,000	629

Chicony Electronics Co. Ltd.	86,000	256

Coretronic Corp.	342,000	1,139

General Interface Solution Holding Ltd.	180,000	663

Gigabyte Technology Co. Ltd.	203,000	1,139

Kindom Development Co. Ltd.	228,000	311

Simplo Technology Co. Ltd.	88,000	1,044

Supreme Electronics Co. Ltd.	94,000	171

WT Microelectronics Co. Ltd.	83,000	220

		5,572

Thailand — 2.4%

AP Thailand PCL	1,041,100	298

Mega Lifesciences PCL	159,300	240

Sansiri PCL	8,265,700	304

Sri Trang Agro-Industry PCL	209,100	194

Supalai PCL	457,100	310

		1,346

Turkey — 1.4%

Anadolu Efes Biracilik Ve Malt Sanayii AS	132,513	298

Haci Omer Sabanci Holding AS	323,039	324

Turk Traktor ve Ziraat Makineleri AS	8,736	148

		770

United Kingdom — 8.9%

Computacenter PLC	12,105	475

Currys PLC	136,576	211

Evraz PLC	134,339	1,091

Investec PLC	100,684	547

Keller Group PLC	22,585	300

Man Group PLC	198,290	609

Redde Northgate PLC	87,490	515

Royal Mail PLC	176,125	1,203

		4,951

Total Common Stock

(Cost $49,416) — 97.6%		54,489

PREFERENCE STOCK

Brazil — 0.4%

Cia Paranaense de Energia	196,500	227

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2021 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

Germany — 0.4%

Draegerwerk AG & Co. KGaA	3,487	$217

Total Preference Stock

(Cost $514) — 0.8%		444

SHORT-TERM INVESTMENT

Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 0.026% **	1,424,045	1,424

Total Short-Term Investment

(Cost $1,424) — 2.6%		1,424

Total Investments — 101.0%

(Cost $51,354)		56,357

Liabilities in Excess of Other Assets — (1.0)%		(545)

Net Assets — 100.0%		$55,812

*	Except for share data.
**	The rate reported is the 7-day effective yield as of December 31, 2021.
1	Real Estate Investment Trust.
2	Non-income producing security.

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2021:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$3,448	$—	$—	$3,448
Brazil	669	—	—	669
Canada	4,625	—	—	4,625
China	1,188	—	—	1,188
Denmark	—	726	—	726
France	—	488	—	488
Germany	—	1,251	—	1,251
Hong Kong	1,128	—	—	1,128
India	3,986	—	—	3,986
Indonesia	590	581	—	1,171
Israel	849	—	—	849
Italy	—	1,371	—	1,371
Japan	—	10,589	—	10,589
Netherlands	—	1,180	—	1,180
Norway	—	1,188	—	1,188
Poland	—	149	—	149
Singapore	306	—	—	306
South Korea	—	4,596	—	4,596
Sweden	—	2,529	—	2,529
Switzerland	—	413	—	413
Taiwan	—	5,572	—	5,572
Thailand	—	1,346	—	1,346
Turkey	770	—	—	770
United Kingdom	4,951	—	—	4,951

SCHEDULE OF INVESTMENTS (000) (concluded)

December 31, 2021 (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
Total Common Stock	$22,510	$31,979	$—	$54,489

Preference Stock
Brazil	227	—	—	227
Germany	—	217	—	217

Total Preference Stock	227	217	—	444

Short-Term Investment	1,424	—	—	1,424

Total Investments in Securities	$24,161	$32,196	$—	$56,357

For the period ended December 31, 2021, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-006-1500